Foundry Partners Small Cap Value Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
COMMON STOCKS — 97.38% Shares Fair Value
Communications — 1.40%
Stagwell, Inc., Class A
(a)
565,430 $ 3,686,604
Consumer Discretionary — 9.34%
Adient PLC
(a)
74,415 2,582,945
Asbury Automotive Group, Inc.
(a)
13,055 2,729,278
Bloomin' Brands, Inc. 151,550 4,034,261
Group 1 Automotive, Inc. 16,636 4,326,359
Guess?, Inc. 178,430 3,986,126
Hudson Technologies, Inc.
(a)
257,902 3,270,197
KB Home 60,804 3,623,310
24,552,476
Consumer Staples — 2.90%
Coca-Cola Consolidated, Inc. 4,415 3,803,037
Primo Water Corp. 261,173 3,807,902
7,610,939
Energy — 9.95%
Berry Corp. 491,375 3,297,126
Chord Energy Corp. 24,642 3,788,954
Comstock Resources, Inc. 291,356 2,275,490
Enerplus Corp. 319,828 4,643,903
Liberty Energy, Inc., Class A 125,528 2,609,727
Murphy Oil Corp. 89,105 3,448,364
PBF Energy, Inc., Class A 64,628 3,264,360
Vermilion Energy, Inc. 261,462 2,813,331
26,141,255
Financials — 17.16%
Associated Banc-Corp 201,935 4,242,654
AXIS Capital Holdings Ltd. 53,245 3,169,143
Enact Holdings, Inc. 86,647 2,468,573
Enova International, Inc.
(a)
95,209 5,182,226
Genworth Financial, Inc., Class A
(a)
496,895 3,065,842
Hancock Whitney Corp. 124,268 5,605,729
MGIC Investment Corp. 235,650 4,675,296
Old National Bancorp 321,085 5,288,270
Sandy Spring Bancorp, Inc. 166,202 4,052,005
Valley National Bancorp 438,772 4,220,987
WaFd, Inc. 107,509 3,122,061
45,092,786
Health Care — 3.20%
Lantheus Holdings, Inc.
(a)
62,174 3,228,696
Select Medical Holdings Corp. 198,948 5,170,658
8,399,354
Industrials — 21.45%
Allison Transmission Holdings, Inc. 72,160 4,368,566
Copa Holdings, S.A., Class A 26,207 2,517,444
Covenant Logistics Group, Inc. 50,780 2,454,705
Crane NXT Co. 84,333 4,914,928
Cross Country Healthcare, Inc.
(a)
128,463 2,729,839

Foundry Partners Small Cap Value Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
COMMON STOCKS — 97.38% - continued Shares Fair Value
Industrials — 21.45% - continued
Danaos, Corp. 53,921 $ 4,113,094
H&E Equipment Services, Inc. 53,049 2,853,506
Hillenbrand, Inc. 98,971 4,609,079
Moog, Inc., Class A 17,285 2,416,443
Oshkosh Corp. 40,251 4,431,635
Primoris Services Corp. 115,827 3,799,126
Resideo Technologies, Inc.
(a)
147,242 2,469,248
Scorpio Tankers, Inc. 63,664 4,501,045
Sensata Technologies Holding PLC 74,594 2,698,065
SMART Global Holdings, Inc.
(a)
131,234 2,578,748
Timken Co. (The) 60,286 4,938,026
56,393,497
Materials — 9.08%
Alamos Gold, Inc., Class A 287,947 3,487,038
Hudbay Minerals, Inc. 725,998 4,029,289
Minerals Technologies, Inc. 71,068 4,644,294
Pan American Silver Corp. 153,695 2,077,956
Sonoco Products Co. 58,294 3,316,929
UFP Industries, Inc. 22,956 2,604,358
Warrior Met Coal, Inc. 57,611 3,696,898
23,856,762
Real Estate — 8.11%
Apple Hospitality REIT, Inc. 215,776 3,465,363
CoreCivic, Inc.
(a)
329,039 4,678,934
Empire State Realty Trust, Inc., Class A 406,417 3,869,090
Newmark Group, Inc., Class A 495,364 5,027,945
Whitestone REIT 330,069 4,264,491
21,305,823
Technology — 11.62%
Adeia, Inc. 357,700 4,342,478
Celestica, Inc.
(a)
65,929 2,265,320
Photronics, Inc.
(a)
176,655 5,161,859
Sanmina Corp.
(a)
77,305 4,624,386
Sapiens International Corp. N.V. 80,804 2,205,949
Science Applications International Corp. 29,238 3,732,523
SolarWinds Corp.
(a)
300,669 3,553,908
Vishay Intertechnology, Inc. 214,311 4,656,978
30,543,401
Utilities — 3.17%
National Fuel Gas Co. 121,996 5,753,331
Suburban Propane Partners, L.P. 130,386 2,584,251
8,337,582
Total Common Stocks (Cost $224,063,095) 255,920,479

Foundry Partners Small Cap Value Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
MONEY MARKET FUNDS - 3.37% Shares Fair Value
Federated Hermes Government Obligations Fund, Institutional Class,
5.21%
(b)
8,849,015 $ 8,849,015
Total Money Market Funds (Cost $8,849,015) 8,849,015
Total Investments — 100.75% (Cost $232,912,110) 264,769,494
Liabilities in Excess of Other Assets — (0.75)% (1,977,117)
NET ASSETS — 100.00% $ 262,792,377
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.
REIT - Real Estate Investment Trust